Statement of Changes in Net Assets Available for Benefits - EBP 030 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends and interest	$ 7,865
Net appreciation in investments	222,094
Total investment income	229,959
Interest income on notes receivable from participants	1,648
Contributions:
Participant	72,975
Employer	49,307
Rollovers	8,738
Total contributions	131,020
Total additions	362,627
Deductions:
Distributions	(232,179)
Administrative expenses	(1,299)
Total deductions	(233,478)
Increase in net assets available for benefits prior to transfers	129,149
Plan transfers	6,507
Increase in net assets available for benefits after transfers	135,656
Net assets available for benefits:
Beginning of year	1,865,914
End of year	$ 2,001,570